Exhibit 99.11

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report
Group Name	One

Series Name	2024-4
Collection Period	March 2025
Payment Date	04/21/2025
Transaction Month	10
Anticipated Redemption Date	06/22/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$288,686,000.00	5.21%	06/20/2029
Class A-1b	$245,918,000.00	SOFR +0.55%	06/20/2029
Class B	$40,872,000.00	5.40%	06/20/2029
Class C	$24,524,000.00	5.60%	06/20/2029

Total	$600,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	04/14/2025
Compound SOFR for Interest Period	4.34737%
Spread over Compounded SOFR	0.55%
Note Interest Rate	4.89737%
Note Balance at the beginning of the Interest Period	$245,918,000.00
Days in the Interest Period	32
Note Monthly Interest	$1,070,534.61

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report

Group Name	One

Series 2024-4 Available Funds and other sources of funds
Series 2024-4 Allocation Percentage x Group One Available Funds	$42,531,092.48
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$42,531,092.48

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$42.94	$42.94	$0.00	$0.00	$42,531,049.54
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$42,529,799.54
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$42,529,799.54
Asset Representations Reviewer Fee	$21.39	$21.39	$0.00	$0.00	$42,529,778.15
Supplemental ARR Fee	$89.71	$89.71	$0.00	$0.00	$42,529,688.44
Servicing Fee	$438,602.44	$438,602.44	$0.00	$0.00	$42,091,086.00
Class A-1a Note Interest	$1,253,378.38	$1,253,378.38	$0.00	$0.00	$40,837,707.62
Class A-1b Note Interest	$1,070,534.61	$1,070,534.61	$0.00	$0.00	$39,767,173.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,767,173.01
Class B Note Interest	$183,924.00	$183,924.00	$0.00	$0.00	$39,583,249.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,583,249.01
Class C Note Interest	$114,445.33	$114,445.33	$0.00	$0.00	$39,468,803.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,468,803.68
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$39,468,803.68
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,468,803.68
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$39,468,803.68
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$39,468,803.68
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$39,468,803.68
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$39,468,803.68
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$39,468,803.68
Class R Interest	$39,468,803.68	$39,468,803.68	$0.00	$0.00	$0.00

Total	$42,531,092.48	$42,531,092.48	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,253,378.38	$0.00	$0.00	$1,253,378.38
Class A-1b	$0.00	$0.00	$1,070,534.61	$0.00	$0.00	$1,070,534.61
Class B	$0.00	$0.00	$183,924.00	$0.00	$0.00	$183,924.00
Class C	$0.00	$0.00	$114,445.33	$0.00	$0.00	$114,445.33

Total	$0.00	$0.00	$2,622,282.32	$0.00	$0.00	$2,622,282.32

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.34	$0.00	$4.34
Class A-1b	$1,000.00	$4.35	$0.00	$4.35
Class B	$1,000.00	$4.50	$0.00	$4.50
Class C	$1,000.00	$4.67	$0.00	$4.67

Total	$1,000.00	$4.37	$0.00	$4.37

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$288,686,000.00	1.00	$288,686,000.00	1.00
Class A-1b	$245,918,000.00	1.00	$245,918,000.00	1.00
Class B	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$24,524,000.00	1.00	$24,524,000.00	1.00

Total	$600,000,000.00	1.00	$600,000,000.00	1.00

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report
Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$300,000,000.00
Ending Principal Funding Account Limit	$300,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.